Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	FPA U.S. CORE EQUITY FUND, INC.
Entity Central Index Key	0000732041
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 30, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021
FPA U.S. Core Equity Fund, Inc. | FPA U.S. Core Equity Fund, Inc.
Prospectus:
Trading Symbol	fppfx